March 22, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                    DREYFUS PREMIER LARGE COMPANY STOCK FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/COMPANY," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS:"

      Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                       ----------------------------------

      THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE COMPANY:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

                      -------------------------------------

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT ARRANGEMENTS - THE DISTRIBUTOR:"

      Disclosure of the amounts retained by "the Distributor" on the sale of shares of the Fund refers to amounts retained by Premier Mutual Fund Services, Inc. ("Premier"), the Fund's distributor prior to March 22, 2000. No information is provided for DSC, as it was not the Fund's distributor as of the Fund's last fiscal year end.

                     --------------------------------------

      The clause "Pursuant to an agreement with the Distributor" hereby is deleted in the following sections of the SAI: (i) the third sentence of the third paragraph of the section of the SAI entitled "Purchase of Shares- Class A Shares;" (ii) the third sentence of the second paragraph of the section entitled "Purchase of Shares- Class T Shares;" and (iii) the first sentence of the section entitled "Purchase of Shares - Class B and C Shares."


                     --------------------------------------

      THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION AND SERVICE PLANS:"

      Coincident with the transfer of distribution responsibilities from Premier to DSC, the Company's Board adopted amendments to the Fund's Distribution Plan, with respect to Class A shares (the "Class A Plan"), and Service Plan, with respect to Class B, Class C and Class T shares (the "Service Plan") (together with the Class A Plan, the "Plans"), to remove the inconsistency of the Plans' reference to both DSC and the "Distributor" in the alternative, and to make other non-material changes to update the Plans. The Class A Plan also was amended to expressly provide that Mellon Bank, N.A. and other affiliates may be paid directly under the Class A Plan for shareholder services they provide. There was no change to the amount payable under the Plans or to any other material terms of the Plans. The amended Class A Plan provides that Mellon Bank, N.A. and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and shareholder servicing services. The amended Service Plan provides that DSC, and/or any of its affiliates, are entitled to payment for providing certain services to shareholders of the Fund. There were no changes made to the Fund's Distribution Plans with respect to its Class B, Class C and Class T shares.




================================================================================



                                                      March 22, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                        DREYFUS PREMIER MIDCAP STOCK FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/COMPANY," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS:"

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                       -----------------------------------

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE COMPANY:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

                    ----------------------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT ARRANGEMENTS - THE DISTRIBUTOR:"

     Disclosure of the amounts retained by "the Distributor" on the sale of shares of the Fund refers to amounts retained by Premier Mutual Fund Services, Inc. ("Premier"), the Fund's distributor prior to March 22, 2000. No information is provided for DSC, as it was not the Fund's distributor as of the Fund's last fiscal year end.

                    ----------------------------------------


     The clause "Pursuant to an agreement with the Distributor" hereby is deleted in the following sections of the SAI: (i) the third sentence of the third paragraph of the section of the SAI entitled "Purchase of Shares- Class A Shares;" (ii) the third sentence of the second paragraph of the section entitled "Purchase of Shares- Class T Shares;" and (iii) the first sentence of the section entitled "Purchase of Shares - Class B and C Shares."

                    ----------------------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION AND SERVICE PLANS:"

     Coincident with the transfer of distribution responsibilities from Premier to DSC, the Company's Board adopted amendments to the Fund's Distribution Plan, with respect to Class A shares (the "Class A Plan"), and Service Plan, with respect to Class B, Class C and Class T shares (the "Service Plan") (together with the Class A Plan, the "Plans"), to remove the inconsistency of the Plans' reference to both DSC and the "Distributor" in the alternative, and to make other non-material changes to update the Plans. The Class A Plan also was amended to expressly provide that Mellon Bank, N.A. and other affiliates may be paid directly under the Class A Plan for shareholder services they provide. There was no change to the amount payable under the Plans or to any other material terms of the Plans. The amended Class A Plan provides that Mellon Bank, N.A and/or any of its affiliates, are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and shareholder servicing services. The amended Service Plan provides that DSC, and/or any of its affiliates are entitled to payment for providing certain services to shareholders of the Fund. There were no changes made to the Fund's Distribution Plans with respect to its Class B, Class C and Class T shares.



================================================================================

                                                      March 22, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                      DREYFUS PREMIER SMALL CAP VALUE FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/COMPANY," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS:"

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                           --------------------------

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE COMPANY:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

                           --------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT ARRANGEMENTS - THE DISTRIBUTOR:"

     Disclosure of the amounts retained by "the Distributor" on the sale of shares of the Fund refers to amounts retained by Premier Mutual Fund Services, Inc. ("Premier"), the Fund's distributor prior to March 22, 2000. No information is provided for DSC, as it was not the Fund's distributor as of the Fund's last fiscal year end.

                          -----------------------------

     The clause "Pursuant to an agreement with the Distributor" hereby is deleted in the following sections of the SAI: (i) the third sentence of the second paragraph of the section of the SAI entitled "Purchase of Shares- Class A Shares;" (ii) the third sentence of the second paragraph of the section entitled "Purchase of Shares- Class T Shares;" and (iii) the first sentence of the section entitled "Purchase of Shares - Class B and C Shares."


                         -------------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION AND SERVICE PLANS:"

     Coincident with the transfer of distribution responsibilities from Premier to DSC, the Company's Board adopted amendments to the Fund's Distribution Plan, with respect to Class A shares (the "Class A Plan"), and Service Plan, with respect to Class B, Class C and Class T shares (the "Service Plan") (together with the Class A Plan, the "Plans"), to remove the inconsistency of the Plans' reference to both DSC and the "Distributor" in the alternative, and to make other non-material changes to update the Plans. The Class A Plan also was amended to expressly provide that Mellon Bank, N.A. and other affiliates may be paid directly under the Class A Plan for shareholder services they provide. There was no change to the amount payable under the Plans or to any other material terms of the Plans. The amended Class A Plan provides that Mellon Bank, N.A and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and shareholder servicing services. The amended Service Plan provides that DSC, and/or any of its affiliates, are entitled to payment for providing certain services to shareholders of the Fund. There were no changes made to the Fund's Distribution Plans with respect to its Class B, Class C and Class T shares.



================================================================================

                                                      March 22, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                          DREYFUS MONEY MARKET RESERVES
                         DREYFUS U.S. TREASURY RESERVES
                           DREYFUS MUNICIPAL RESERVES
                  DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
               DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
              DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUNDS/COMPANY," "MANAGEMENT OF THE FUNDS" AND "MANAGEMENT ARRANGEMENTS:"

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Funds. DSC is located at 200 Park Avenue, New York, NY 10166.

                    -----------------------------------------


     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUNDS - OFFICERS OF THE COMPANY:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

                  ---------------------------------------------


     THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN - DISTRIBUTION PLAN:"

     Coincident with the transfer of distribution responsibilities from Premier Mutual Fund Services, Inc. to DSC, the Company's Board adopted amendments to the Distribution Plan with respect to Investor shares of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves (the "Distribution Plan") to remove the inconsistency of the Plan's reference to both DSC and the "Distributor" in the alternative, and to make other non-material changes to update the Distribution Plan. The Distribution Plan also was amended to expressly provide that Mellon Bank, N.A. and other affiliates may be paid directly under the Distribution Plan for shareholder services they provide. There was no change to the amount payable under the Distribution Plan or to any other material terms of the Distribution Plan. The amended Distribution Plan provides that Mellon Bank, N.A. and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and/or shareholder servicing services.

                       ---------------------------------

     THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE SECOND PARAGRAPH OF THE SECTION IN THE SAI ENTITLED " DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN - SHAREHOLDER SERVICING PLAN:"

     The Institutional Plan permits each of Institutional Prime Fund, Institutional Government Fund and Institutional U.S. Treasury Fund to compensate Service Agents either directly or through the Distributor and pursuant to shareholder servicing agreements between the Company and Service Agents or between the Distributor and Service Agents.


================================================================================


                                                      March 22, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                     DREYFUS PREMIER TAX MANAGED GROWTH FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/COMPANY," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS:"

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                             -----------------------

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE FUND":

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

                          ----------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT ARRANGEMENTS - THE DISTRIBUTOR:"

     Disclosure of the amounts retained by "the Distributor" on the sale of shares of the Fund refers to amounts retained by Premier Mutual Fund Services, Inc. ("Premier"), the Fund's distributor prior to March 22, 2000. No information is provided for DSC, as it was not the Fund's distributor as of the Fund's last fiscal year end.

                          ----------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION AND SERVICE PLANS:"

     Coincident with the transfer of distribution responsibilities from Premier to DSC, the Company's Board adopted amendments to the Fund's Distribution Plan, with respect to Class A shares (the "Class A Plan"), and Service Plan, with respect to Class B, Class C and Class T shares (the "Service Plan") (together with the Class A Plan, the "Plans"), to remove the inconsistency of the Plans' reference to both DSC and the "Distributor" in the alternative, and to make other non-material changes to update the Plans. The Class A Plan also was amended to expressly provide that Mellon Bank, N.A. and other affiliates may be paid directly under the Class A Plan for shareholder services they provide. There was no change to the amount payable under the Plans or to any other material terms of the Plans. The amended Class A Plan provides that Mellon Bank, N.A and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and shareholder servicing services. The amended Service Plan provides that DSC, and/or any of its affiliates, are entitled to payment for providing certain services to shareholders of the Fund. There were no changes made to the Fund's Distribution Plans with respect to its Class B, Class C and Class T shares.

================================================================================

                                                      March 22, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                     DREYFUS BASIC S&P 500 STOCK INDEX FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/COMPANY," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS:"

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                          ---------------------------------------

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE COMPANY:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.


================================================================================


                                                      March 22, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                   DREYFUS DISCIPLINED INTERMEDIATE BOND FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/COMPANY," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS:"

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                      -------------------------------------

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE COMPANY:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

     The address of each Fund  officer is 200 Park Avenue,  New York,  NY 10166.

                          ---------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION PLAN:"

     Coincident with the transfer of distribution responsibilities from Premier Mutual Fund Services, Inc. to DSC, the Company's Board adopted amendments to the Fund's Distribution Plan with respect to Investor shares (the "Plan"), to remove the inconsistency of the Plan's reference to both DSC and the "Distributor" in the alternative, and to make other non-material changes to update the Plan. The Plan also was amended to expressly provide that Mellon Bank, N.A. and other affiliates may be paid directly under the Plan for shareholder services they provide. There was no change to the amount payable under the Plan or to any other material terms of the Plan. The amended Plan provides that Mellon Bank, N.A. and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and/or shareholder servicing services.
================================================================================


                                                      March 22, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                     DREYFUS DISCIPLINED SMALLCAP STOCK FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/COMPANY," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS:"

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                           --------------------------------------

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE COMPANY:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

                           --------------------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION PLAN:"

     Coincident with the transfer of distribution responsibilities from Premier Mutual Fund Services, Inc. to DSC, the Company's Board adopted amendments to the Fund's Distribution Plan (the "Plan") solely to eliminate redundant references to DSC, and to make other non-material changes to update the Plan. There was no change to the amount payable under the Plan or to any other material terms of the Plan. The amended Plan provides that Mellon Bank, N.A. and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and/or shareholder servicing services.



================================================================================


                                                      March 22, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                         DREYFUS DISCIPLINED STOCK FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/COMPANY," "MANAGEMENT OF THE FUND," "MANAGEMENT ARRANGEMENTS" AND "DISTRIBUTION PLAN:"

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                       -----------------------------------

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE COMPANY:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.



================================================================================

                                                      March 22, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                         DREYFUS BOND MARKET INDEX FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/COMPANY," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS:"

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                           --------------------------------------

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE COMPANY:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

                             ----------------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION PLAN:"

     Coincident with the transfer of distribution responsibilities from Premier Mutual Fund Services Inc. to DSC, the Company's Board adopted amendments to the Fund's Distribution Plan with respect to Investor shares (the "Plan"), to remove the inconsistency of the Plan's reference to both DSC and the "Distributor" in the alternative, and to make other non-material changes to update the Plan. The Plan also was amended to expressly provide that Mellon
Bank, N.A. and other affiliates may be paid directly under the Plan for shareholder services they provide. There was no change to the amount payable under the Plan or to any other material terms of the Plan. The amended Plan provides that Mellon Bank, N.A. and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and/or shareholder servicing services.



================================================================================


                                                      March 22, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                          DREYFUS TAX-SMART GROWTH FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                December 15, 1999


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/COMPANY," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS:"

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                             ---------------------------------

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE COMPANY:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

                         -----------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION PLAN:"

     Coincident with the transfer of distribution responsibilities from Premier Mutual Fund Services, Inc. to DSC, the Company's Board adopted amendments to the Fund's Distribution Plan (the "Plan") solely to eliminate redundant references to DSC, and to make other non-material changes to update the Plan. There was no change to the amount payable under the Plan or to any other material terms of the Plan. The amended Plan provides that Mellon Bank, N.A. and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and/or shareholder servicing services.


================================================================================


                                                      March 22, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                          DREYFUS PREMIER BALANCED FUND
                    DREYFUS PREMIER LIMITED TERM INCOME FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/COMPANY," "MANAGEMENT OF THE FUNDS" AND "MANAGEMENT ARRANGEMENTS:"

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Funds. DSC is located at 200 Park Avenue, New York, NY 10166.

                            -------------------------

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUNDS - OFFICERS OF THE COMPANY:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

                           --------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT ARRANGEMENTS - THE DISTRIBUTOR:"

     Disclosure of the amounts retained by "the Distributor" on the sale of shares of the Funds refers to amounts retained by Premier Mutual Fund Services, Inc. ("Premier"), each Fund's distributor prior to March 16, 2000. No information is provided for DSC, as it was not the Funds' distributor as of the Funds' last fiscal year end.

                           --------------------------

     The clause "Pursuant to an agreement with the Distributor" hereby is deleted in the following sections of the SAI: (i) the third sentence of the sixth paragraph of the section of the SAI entitled "Purchase of Shares- Class A Shares;" (ii) the third sentence of the second paragraph of the section entitled "Purchase of Shares- Class T Shares (Balanced Fund only)"; and (iii) the first sentence of the section entitled "Purchase of Shares - Class B and C Shares."


                        --------------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION AND SERVICE PLANS":

     Coincident with the transfer of distribution responsibilities from Premier to DSC, the Company's Board adopted amendments to each Fund's Distribution Plan, with respect to Class A shares (the "Class A Plan"), and Service Plan, with respect to Class B, Class C and, with respect to the Dreyfus Premier Balanced Fund, Class T shares (the "Service Plan") (together with the Class A Plan, the "Plans"), to remove the inconsistency of the Plans' reference to both DSC and the "Distributor" in the alternative, and to make other non-material changes to update the Plans. The Class A Plan also was amended to expressly provide that Mellon Bank N.A. and other affiliates may be paid directly under the Class A Plan for shareholder services they provide. There was no change to the amount payable under the Plans or to any other material terms of the Plans. The amended Class A Plan provides that Mellon Bank, N.A and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and shareholder servicing services. The amended Service Plan provides that DSC, and/or any of its affiliates, are entitled to payment for providing certain services to shareholders of the Funds. There were no changes made to the Funds' Distribution Plan, with respect to their Class B and Class C Shares, or to the Dreyfus Premier Balanced Fund's Distribution Plan, with respect to its Class T Shares.


================================================================================


                                                      March 22, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                    DREYFUS PREMIER SMALL COMPANY STOCK FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED
"DESCRIPTION   OF  THE  FUND,"   "MANAGEMENT   OF  THE  FUND"  AND   "MANAGEMENT
ARRANGEMENTS:"

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                           ---------------------------

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE COMPANY:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

                             -----------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT ARRANGEMENTS - THE DISTRIBUTOR:"

     Disclosure of the amounts retained by "the Distributor" on the sale of shares of the Fund refers to amounts retained by Premier Mutual Fund Services, Inc. ("Premier"), the Fund's distributor prior to March 22, 2000. No information is provided for DSC, as it was not the Fund's distributor as of the Fund's last fiscal year end.

                             -----------------------

     The clause "Pursuant to an agreement with the "Distributor" hereby is deleted in the following sections of the SAI: (i) the third sentence of the fourth paragraph of the section of the SAI entitled "Purchase of Shares - Class A Shares;" (ii) the third sentence of the second paragraph of the section entitled "Purchase of Shares - Class T Shares;" and (iii) the first sentence of the section entitled "Purchase of Shares - Class B and C Shares."


                            ------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION AND SERVICE PLANS:"

                            -------------------------

     Coincident with the transfer of distribution responsibilities from Premier to DSC, the Company's Board adopted amendments to the Fund's Distribution Plan, with respect to Class A shares (the "Class A Plan"), and Service Plan, with respect to Class B, Class C and Class T shares (the "Service Plan") (together with the Class A Plan, the "Plans"), to remove the inconsistency of the Plans' reference to both DSC and the "Distributor" in the alternative, and to make other non-material changes to update the Plans. The Class A Plan also was amended to expressly provide that Mellon Bank, N.A. and other affiliates may be paid directly under the Class A Plan for shareholder services they provide. There was no change to the amount payable under the Plans or to any other material terms of the Plans. The amended Class A Plan provides that Mellon Bank, N.A and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and shareholder servicing services. The amended Service Plan provides that DSC, and/or any of its affiliates, are entitled to payment for providing certain services to shareholders of the Fund. There were no changes made to the Fund's Distribution Plans with respect to its Class B, Class C and Class T shares.